EQUITY - Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Net income (loss) for the year	$ (326,701)	$ 240,795
Weighted average number of common shares outstanding - basic	233,251,000	230,252,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP		694,000
Add: Dilutive impact of employee stock options		1,515,000
Weighted average number of common shares outstanding - diluted	233,251,000	232,461,000
Net income (loss) per share - basic	$ (1.40)	$ 1.05
Net income (loss) per share - diluted	$ (1.40)	$ 1.04
Anti-dilutive employee stock options		52,000